CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 65,663	$ 139,170
Accounts receivable, net	7,556	7,145
Inventories	9,619	8,494
Prepaid expenses	855	1,458
Due from related parties	20,426	20,512
Other current assets	14,329	13,607
Total current assets	118,448	190,386
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $941,960 (2019: $840,429)	2,479,937	2,389,874
Deferred charges, net	17,339	11,455
Investments in affiliates	15,273	8,965
Other non-current assets	83,383	82,339
Total non-current assets	2,595,932	2,492,633
Total assets	2,714,380	2,683,019
CURRENT LIABILITIES
Accounts payable	10,613	11,168
Accrued liabilities	10,960	8,527
Current portion of long-term debt, net	155,662	119,673
Current portion of long-term leaseback obligation, net	24,515	16,342
Accumulated accrued interest, current portion	18,036	34,137
Unearned revenue	19,476	17,960
Other current liabilities	423	15,273
Total current liabilities	239,685	223,080
LONG-TERM LIABILITIES
Long-term debt, net	1,187,345	1,270,663
Long-term leaseback obligation, net of current portion	95,585	121,872
Accumulated accrued interest, net of current portion	136,433	156,583
Unearned revenue, net of current portion	19,574	28,528
Other long-term liabilities	181	603
Total long-term liabilities	1,439,118	1,578,249
Total liabilities	1,678,803	1,801,329
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2020 and December 31, 2019)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2020 and December 31, 2019. 24,788,598 and 24,789,312 shares issued as of December 31, 2020 and December 31, 2019; and 20,449,327 and 24,789,312 shares outstanding as of December 31, 2020 and December 31, 2019, respectively)	204	248
Additional paid-in capital	755,390	785,274
Accumulated other comprehensive loss	(86,669)	(116,934)
Retained earnings	366,652	213,102
Total stockholders' equity	1,035,577	881,690
Total liabilities and stockholders' equity	$ 2,714,380	$ 2,683,019